EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2024
Disclosure of information about defined benefit plans [abstract]
EMPLOYEE BENEFITS	EMPLOYEE BENEFITS
Employee benefit expenses

	For the year ended December 31,
In millions	2024	2023	2022
Wages and salaries	$774.4	$636.5	$541.3
Share-based payments	20.6	46.0	—
Social expenditure
Pensions - defined contribution plans	40.7	35.4	27.2
Pensions - defined benefit plans	3.1	2.7	3.1
Social security expenses	137.6	119.7	102.4
Total	$976.4	$840.3	$674.0
In countries where social expenditure paid to the government cannot be divided between pensions and other social security, the expenses are presented under the heading social security expenses.
The Group has share-based incentive plans in place which are disclosed in Note 9. Share-Based Payments.
Salaries and other compensation of key management personnel are disclosed in Note 26. Related Parties.